--------------------------------------------------------------------------------
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT EQ

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                   EQUI-SELECT
--------------------------------------------------------------------------------


                                                                  APRIL 29, 2005


      This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") issued by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa ("Equitable Life"). (See "ING USA Annuity and Life Insurance Company" for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts"). We do not currently offer this Contract for sale to new purchasers.

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTY TAXES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES, INCLUDING A MAXIMUM SURRENDER CHARGE OF UP TO 8.0% OF EACH PREMIUM PAYMENT. SEE "CHARGES AND FEES" FOR A MORE COMPLETE DESCRIPTION OF THE SURRENDER CHARGE.


      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
         THE INVESTMENT PORTFOLIOS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

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The investment portfolios available under your Contract are:

ING INVESTORS TRUST
   ING AIM Mid Cap Growth Portfolio (Class S)
   ING Alliance Mid Cap Growth Portfolio (Class S)
   ING American Funds Growth Portfolio
   ING American Funds Growth-Income Portfolio
   ING American Funds International Portfolio
   ING Capital Guardian Managed Global Portfolio (Class S)
   ING Capital Guardian Small/Midcap Portfolio (Class S)
   ING Capital Guardian U.S. Equities Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio (Class S) ING Evergreen Health Sciences Portfolio (Class S)
   ING Evergreen Omega Portfolio (Class S)
   ING FMR(SM) Diversified Mid Cap Portfolio (Class S)
   ING FMR(SM) Earnings Growth Portfolio (Class S)
   ING Global Resources Portfolio (Class S)
   ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)
   ING Janus Contrarian Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)
   ING JPMorgan Emerging Markets Equity Portfolio (Class S) ING JPMorgan Small Cap Equity Portfolio (Class S)
   ING JPMorgan Value Opportunities Portfolio (Class S)
   ING Julius Baer Foreign Portfolio (Class S)
   ING Legg Mason Value Portfolio (Class S)
   ING LifeStyle Aggressive Growth Portfolio (Class S1)
   ING LifeStyle Growth Portfolio (Class S1)
   ING LifeStyle Moderate Growth Portfolio (Class S1)
   ING LifeStyle Moderate Portfolio (Class S1)
   ING Liquid Assets Portfolio (Class S)
   ING Marsico Growth Portfolio (Class S)
   ING Marisco International Opportunities Portfolio (Class S) ING Mercury Focus Value Portfolio (Class S)
   ING Mercury Large Cap Growth Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)
   ING MFS Total Return Portfolio (Class S)
   ING MFS Utilities Portfolio (Class S)
   ING Oppenheimer Main Street Portfolio (Class S)
   ING PIMCO Core Bond Portfolio (Class S)
   ING PIMCO High Yield Portfolio (Class A)
   ING Pioneer Fund Portfolio (Class S)
   ING Pioneer Mid Cap Value Portfolio (Class S)
   ING Salomon Brothers All Cap Portfolio (Class S)
   ING Salomon Brothers Investors Portfolio (Class S)
   ING T. Rowe Price Capital Appreciation Portfolio (Class S) ING T. Rowe Price Equity Income Portfolio (Class S)
   ING UBS U.S. Allocation Portfolio (Class S)
   ING Van Kampen Equity Growth Portfolio (Class S)
   ING Van Kampen Global Franchise Portfolio (Class S)
   ING Van Kampen Growth and Income Portfolio (Class S)
   ING Van Kampen Real Estate Portfolio (Class S)

ING PARTNERS, INC.
   ING Baron Small Cap Growth Portfolio (Service Class)
   ING Fundamental Research Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
   ING Van Kampen Comstock Portfolio (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class)

ING VARIABLE INSURANCE TRUST
   ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
   ING VP Index Plus LargeCap Portfolio (Class S)
   ING VP Index Plus MidCap Portfolio (Class S)
   ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
   ING VP Financial Services Portfolio (Class S)
   ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
   Fidelity VIP Contrafund Portfolio (Service Class 2)
   Fidelity VIP Equity-Income Portfolio (Service Class 2)

LIBERTY VARIABLE INSURANCE TRUST
   Colonial Small Cap Value Fund (Class B)


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--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE


Index of Special Terms .................................................      ii
Fees and Expenses ......................................................       1
Condensed Financial Information ........................................       2
     Accumulation Unit .................................................       2
     Net Investment Factor .............................................       2
     Performance Information ...........................................       3
     Financial Statements ..............................................       3
ING USA Annuity and Life Insurance Company .............................       3
Separate Account EQ ....................................................       4
The Trusts and Funds ...................................................       4
Charges and Fees .......................................................       4
     Surrender Charges Deducted from the
          Contract Value ...............................................       5
          Surrender Charge .............................................       5
          Free Withdrawal Amount .......................................       5
          Surrender Charge for Excess Withdrawals ......................       5
          Premium Taxes ................................................       6
          Administrative Charge ........................................       6
          Transfer Charge ..............................................       6
     Charges Deducted from the Subaccounts .............................       6
          Mortality and Expense Risk Charge ............................       6
          Asset-Based Administrative Charge ............................       6
     Trust and Fund Expenses ...........................................       6
The Annuity Contract ...................................................       7
     Contract Date and Contract Year ...................................       7
     Annuity Start Date ................................................       7
     Contract Owner ....................................................       7
     Annuitant .........................................................       7
     Beneficiary .......................................................       8
     Purchase and Availability of the Contract .........................       8
     Crediting of Premium Payments .....................................       9
     Administrative Procedures .........................................      10
     Contract Value ....................................................      10
     Cash Surrender Value ..............................................      10
     Surrendering to Receive the Cash Surrender Value ..................      11
     The Subaccounts ...................................................      11
     Addition, Deletion or Substitution of
          Subaccounts and Other Changes ................................      11
     Other Contracts....................................................      13
Withdrawals ............................................................      13
Transfers Among Your Investments .......................................      14
Death Benefit ..........................................................      16
      Death Benefit During the Accumulation Phase ......................      16
      Death Proceeds ...................................................      16
      Death of Annuitant ...............................................      17
      Death of Owner ...................................................      17
      Trust Beneficiary ................................................      18
      Required Distributions Upon Contract
      Owner's Death ....................................................      18
The Annuity Options ....................................................      19
Other Contract Provisions ..............................................      20
Other Information ......................................................      23
Federal Tax Considerations .............................................      24
Statement of Additional Information
     Table of Contents .................................................   SAI-1

Appendix A
     Condensed Financial Information ...................................      A1
Appendix B
     The Investment Portfolios .........................................      B1
Appendix C
     Surrender Charge for Excess Withdrawals
          Example ......................................................      C1



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--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

      -------------------------------------------------------------------
      SPECIAL TERM                                                   PAGE
      -------------------------------------------------------------------
      Accumulation Unit                                                 2
      -------------------------------------------------------------------
      Annuitant                                                         7
      -------------------------------------------------------------------
      Annuity Start Date                                                7
      -------------------------------------------------------------------
      Cash Surrender Value                                             10
      -------------------------------------------------------------------
      Contract Date                                                     7
      -------------------------------------------------------------------
      Contract Owner                                                    7
      -------------------------------------------------------------------
      Contract Value                                                   10
      -------------------------------------------------------------------
      Contract Year                                                     7
      -------------------------------------------------------------------
      Death Benefit                                                    16
      -------------------------------------------------------------------
      Free Withdrawal Amount                                            5
      -------------------------------------------------------------------
      Net Investment Factor                                             2
      -------------------------------------------------------------------
      Net Rate of Return                                                3
      -------------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

--------------------------------------------------------------------------------
TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
--------------------------------------------------------------------------------
Accumulation Phase                       Accumulation Period
--------------------------------------------------------------------------------
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
--------------------------------------------------------------------------------
Annuity Start Date                       Maturity Date
--------------------------------------------------------------------------------
Asset-Based Administrative Charge        Administrative Charge
--------------------------------------------------------------------------------
Automatic Rebalancing                    Automatic Portfolio Rebalancing
--------------------------------------------------------------------------------
Business Day                             Valuation Date
--------------------------------------------------------------------------------
Cash Surrender Value                     Contract Withdrawal Value
--------------------------------------------------------------------------------
Contract Date                            Issue Date
--------------------------------------------------------------------------------
Contract Year                            Contract Anniversary Date
--------------------------------------------------------------------------------
Premium Payment                          Purchase Payment
--------------------------------------------------------------------------------
Surrender Charge                         Withdrawal Charge
--------------------------------------------------------------------------------
Systematic Withdrawals                   Automatic Withdrawals
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Surrender Charge (as a percentage of each premium payment) ........  8%(1)

      Transfer Charge.....................................   $25 per transfer(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

      (1) The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

      (2) We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

PERIODIC FEES AND EXPENSES

      Annual Contract Administrative Charge ............................    $ 30

      Separate Account Annual Charges (as a percentage of average daily net asset values)

      Mortality and Expense Risk Charge.................................   1.25%
      Asset-Based Administrative Charge.................................   0.15%
      Total Separate Account Charges....................................   1.40%

TRUST OR FUND EXPENSES


The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2004 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      --------------------------------------------------------------------------
      TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(3)    MINIMUM      MAXIMUM
      --------------------------------------------------------------------------
      (expenses that are deducted from Trust or
      Fund assets, including management fees,              0.54%        1.61%
      distribution and/or service (12b-1) fees(4),
      and other expenses):
      --------------------------------------------------------------------------

(3) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.54% to 1.61%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.


(4) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.


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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


            --------------------------------------------------------------------
            1) If you surrender your Contract at the end of the applicable time period:
            --------------------------------------------------------------------
                      1 year      3 years      5 years      10 years
                      $1,115       $1,563      $2,035        $3,430
            --------------------------------------------------------------------
            2)    If you annuitize at the end of the applicable time period:
            --------------------------------------------------------------------
                      1 year      3 years      5 years      10 years
                      $1,115       $1,563      $2,035        $3,430
            --------------------------------------------------------------------
            3) If you do not surrender your Contract at the end of the applicable time period:
            --------------------------------------------------------------------
                      1 year      3 years      5 years      10 years
                       $315        $963         $1,635        $3,430
            --------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THESE SHOWN. Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

      (1) We take the net asset value of the subaccount at the end of each business day.


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      (2)   We add to (1) the amount of any dividend or capital gains
            distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

      (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS


The statement of assets and liabilities of ING USA Separate Account EQ as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company, as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.


--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company ("ING USA"), and ING USA assumed responsibility for Equitable Life's obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V., ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. ING USA's consolidated financial statements appear in the Statement of Additional Information.


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Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.


ING USA's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT EQ
--------------------------------------------------------------------------------

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.


If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.


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--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED       0    1    2   3    4    5    6    7    8+
          SINCE PREMIUM PAYMENT

      SURRENDER CHARGE             8%   7%   6%   5%   4%   3%   2%   1%   0%

      FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

      o     earnings (contract value less unliquidated purchase payments);

      o     premium payments in the Contract for more than eight years, and

      o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).


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      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

      PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

      TRANSFER CHARGE. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.


REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.


CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

      If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

      The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.


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      ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES


Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o     Service fees that are deducted from fund assets.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:



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      o     For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

       Fidelity Variable Insurance Products Portfolio
       Liberty Variable Insurance Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.


--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account EQ invest.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.


The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.



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If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event).

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so such rights or options will not be available to the beneficiary.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.


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The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.


If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.



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      2)    If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).


We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.


We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.


ADMINISTRATIVE PROCEDURES


We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.


CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.


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CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of the ING Investors Trust, PIMCO Variable Insurance Trust, the ING Variable Insurance Trust or the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.


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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

We will provide you with written notice before we make any of these changes.

OTHER CONTRACTS


We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.


--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.


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SYSTEMATIC WITHDRAWALS

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


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TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

      (1) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

      (2) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE SURRENDER CHARGE

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

      (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

      (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.



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We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.



DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


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

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

--------------------------------------------------------------------------------
DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above) A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.


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

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

      Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

      (1)   the beneficiary elects to have the death proceeds:

            (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

            (b)   payable beginning within one year of the date of death; or


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

      (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

      (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

      (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

      (1) If any owner of the Contract dies before the annuity start date, the following applies:

            (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

            (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

                  (i)   within 5 years of the deceased owner's death

                        or

                  (ii) over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

      (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

      (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

      (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.


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REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.


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If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

      (1)   any applicable taxes not previously deducted; less

      (2)   the withdrawal charge, if any; less

      (3)   the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.


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      --------------------------------------------------------------------------
                                 ANNUITY PAYMENT PLANS
      --------------------------------------------------------------------------
      PLAN A.   INTEREST

          Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

          Option 2                   The cash surrender value may be left on
                                     deposit with us for a specified period.
                                     Interest will be paid annually. All or part
                                     of the proceeds may be withdrawn at any
                                     time.
      --------------------------------------------------------------------------
      PLAN B.   FIXED PERIOD         The contract value, less any applicable
                                     taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

      --------------------------------------------------------------------------
      PLAN C.   LIFE INCOME          The contract value less any applicable
                                     taxes not previously deducted will be paid
                                     in monthly or annual payments for as long
                                     as the annuitant or beneficiary, whichever
                                     is appropriate, lives. We have the right to
                                     require proof satisfactory to it of the age
                                     and sex of such person and proof of
                                     continuing survival of such person. A
                                     minimum number of payments may be
                                     guaranteed, if desired. The Contract
                                     provides for a table of minimum annual
                                     payments. They are based on the age of the
                                     annuitant or the beneficiary.
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ's net assets;

      (4)   when the Company's Customer Service Center is closed; or

      (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.


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IN CASE OF ERRORS IN YOUR APPLICATION

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT


Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.



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DSI pays selling firms for Contract sales according to one or more schedules.
This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top [25] selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

      1.    UBS Financial Services Inc
      2.    Morgan Stanley Dean Witter
      3.    Linsco Private Ledger
      4,    Merrill Lynch
      5.    Citigroup Global Markets
      6.    Wachovia Securities
      7.    ING Financial Partners
      8.    Planning Corporation of America
      9.    National Planning Corporation
      10.   PrimeVest
      11.   A.G. Edwards
      12.   ING Financial Advisers, LLC
      13.   Multi-Financial Securities Corp
      14.   Financial Network Investment Corp
      15,   McDonald & Company
      16.   RBC Dain Rauscher
      17.   Mutual Service Corporation
      18.   First Financial Planners, Inc
      19.   Securities America
      20.   Investors Capital
      21.   Wells Fargo Investments, LLC
      22.   Waterstone Financial
      23.   Commonwealth Financial Network
      24.   Quick & Reilly, Inc.
      25.   NFP Securities Inc

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.



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Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring
Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.


We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

We no longer offer the Contract to new purchasers.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

TRADING -- INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.


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LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the Contract.

Directed Services, Inc., the principal underwriter and distributor of the Contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

EXPERTS

Certain financial statements included in the SAI, which is part of the registration statement, have been audited by Ernst & Young LLP, independent certified public accountants, as stated in their reports included therein, and have been so included or incorporated herein by reference upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


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TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:


            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account EQ, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.


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      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.


            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".


The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.



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            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.


            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.


            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.


            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.



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TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL


            For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.


      DIRECT ROLLOVERS


            If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).



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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

            Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

            Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

            All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:


            o     Start date for distributions;


            o The time period in which all amounts in your account(s) must be distributed; and


            o     Distribution amounts.


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Generally, you must begin receiving distributions from a traditional IRA by
April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:


            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.


The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.


If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:


            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

            Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

            A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:


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            o     Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL


      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.


      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

            All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


                                       33

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

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.


                                       34

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

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


                                       35

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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      TABLE OF CONTENTS

      Introduction
      Experts
      Independent Registered Public Accounting Firm
      Distribution of Contracts
      Annuity Provisions
      Other Information
      Consolidated Financial Statements of ING USA Annuity and Life Insurance
       Company
      Financial Statements of Separate Account EQ of ING USA Annuity and Life
       Insurance Company




PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER. THE ADDRESS IS SHOWN ON THE COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

                           __________________________________________________
                           NAME

                           __________________________________________________
                           SOCIAL SECURITY NUMBER

                           __________________________________________________
                           STREET ADDRESS

                           __________________________________________________
                           CITY, STATE, ZIP


EquiSelect - 134809                                                   04/29/2005
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



EquiSelect - 134809                  SAI-1

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING AIM MID CAP GROWTH
(Fund first available during June 1998)
AUV at beginning of period                                                $14.08       $9.91      $14.71       $18.92      $21.92
AUV at end of period                                                      $14.93      $14.08       $9.91       $14.71      $18.92
Number of accumulation units outstanding at end of period                372,937     416,260     457,280      595,198     644,682
ING ALLIANCE MID CAP GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $16.63      $10.10      $14.64       $17.21      $21.06
AUV at end of period                                                      $19.60      $16.63      $10.10       $14.64      $17.21
Number of accumulation units outstanding at end of period              2,915,813   3,525,386   3,960,030    4,782,460   5,518,726
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                $10.15       $7.53      $10.02       $10.55      $10.00
AUV at end of period                                                      $10.94      $10.15       $7.53       $10.02      $10.55
Number of accumulation units outstanding at end of period              1,064,426     926,219     657,418      576,108     363,669
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                $18.55      $13.80      $17.54       $20.19      $23.97
AUV at end of period                                                      $20.30      $18.55      $13.80       $17.54      $20.19
Number of accumulation units outstanding at end of period                228,715     193,148     142,642      111,682      62,511
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 1997)
AUV at beginning of period                                                $18.19      $13.14      $17.87       $18.40      $22.82
AUV at end of period                                                      $19.27      $18.19      $13.14       $17.87      $18.40
Number of accumulation units outstanding at end of period              1,384.528   1,551,155   1,562,068    1,710,080   1,810,398
ING DEVELOPING WORLD
(Fund first available during February 1998)
AUV at beginning of period                                                 $9.01       $6.23       $7.08        $7.58      $11.61
AUV at end of period                                                      $10.46       $9.01       $6.23        $7.08       $7.58
Number of accumulation units outstanding at end of period                300,759     312,448     306,642      331,242     375,616

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING AIM MID CAP GROWTH
(Fund first available during June 1998)
AUV at beginning of period                                                $14.23      $15.03
AUV at end of period                                                      $21.92      $14.23
Number of accumulation units outstanding at end of period                259,811      12,125
ING ALLIANCE MID CAP GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $17.01      $15.41      $12.49       $10.00
AUV at end of period                                                      $21.06      $17.01      $15.41       $12.49
Number of accumulation units outstanding at end of period              6,297,935   6,865,904   5,699,254    2,228,888
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 1997)
AUV at beginning of period                                                $15.37      $12.88      $11.98
AUV at end of period                                                      $22.82      $15.37      $12.88
Number of accumulation units outstanding at end of period              1,648,149   1,310,458     885,024
ING DEVELOPING WORLD
(Fund first available during February 1998)
AUV at beginning of period                                                 $7.28      $10.00
AUV at end of period                                                      $11.61       $7.28
Number of accumulation units outstanding at end of period                414,703      81,838


                                      A1

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

                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during June 1998)
AUV at beginning of period                                                $18.52      $15.00      $18.34       $19.46      $18.14
AUV at end of period                                                      $20.98      $18.52      $15.00       $18.34      $19.46
Number of accumulation units outstanding at end of period                142,299     144,117     148,682      159,381     141,890
ING HARD ASSETS
(Fund first available during June 1998)
AUV at beginning of period                                                $21.09      $14.05      $14.14       $16.32      $17.37
AUV at end of period                                                      $22.13      $21.09      $14.05       $14.14      $16.32
Number of accumulation units outstanding at end of period                 73,594      70,368      82,414       20,494      15,095
ING INTERNATIONAL
(Fund first available during April 1996)
AUV at beginning of period                                                 $9.12       $7.16       $8.66       $11.37      $15.57
AUV at end of period                                                      $10.50       $9.12       $7.16        $8.66      $11.37
Number of accumulation units outstanding at end of period              2,123,982   2,319,001   2,652,840    3,140,799   3,578,605
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during June 1998)
AUV at beginning of period                                                $19.47      $15.06      $21.60       $25.17      $30.11
AUV at end of period                                                      $21.62      $19.47      $15.06       $21.60      $25.17
Number of accumulation units outstanding at end of period                198,514     215,017     236,488      262,157     297,462
ING LIMITED MATURITY BOND
(Fund first available during August 1998)
AUV at beginning of period                                                $20.44      $20.16      $19.06       $17.76      $16.72
AUV at end of period                                                      $20.43      $20.44      $20.16       $19.06      $17.76
Number of accumulation units outstanding at end of period              1,026,012   1,408,962   1,872,146    1,655,739   1,582,942
ING LIQUID ASSETS
(Fund first available during August 1998)
AUV at beginning of period                                                $15.74      $15.84      $15.84       $15.47      $14.79
AUV at end of period                                                      $15.66      $15.74      $15.84       $15.84      $15.47
Number of accumulation units outstanding at end of period                995,189   1,471,076   2,484,858    2,632,853   2,196,941
ING MARSICO GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $13.76      $10.52      $15.14       $22.02      $28.62
AUV at end of period                                                      $15.26      $13.76      $10.52       $15.14      $22.02
Number of accumulation units outstanding at end of period              3,759,407   4,384,496   4,849,912    5,960,686   6,778,262
ING MFS MID CAP GROWTH
(Fund first available during October 1994)
AUV at beginning of period                                                $22.02      $16.05      $31.80       $42.23      $39.59
AUV at end of period                                                      $24.98      $22.02      $16.05       $31.80      $42.23
Number of accumulation units outstanding at end of period              3,732,995   4,553,302   4,997,660    6,138,195   6,870,355
ING MFS TOTAL RETURN
(Fund first available during October 1994)
AUV at beginning of period                                                $22.14      $19.23      $20.56       $20.75      $18.06
AUV at end of period                                                      $24.26      $22.14      $19.23       $20.56      $20.75
Number of accumulation units outstanding at end of period              6,547,364   7,715,877   8,639,777    9,848,165  10,447,290
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1994)
AUV at beginning of period                                                $18.60      $15.14      $20.44       $26.39      $28.04
AUV at end of period                                                      $20.70      $18.60      $15.14       $20.44      $26.39
Number of accumulation units outstanding at end of period              6,387,483   7,848,496   9,139,249   11,117,780  12,794,990

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during June 1998)
AUV at beginning of period                                                $18.31      $18.81
AUV at end of period                                                      $18.14      $18.31
Number of accumulation units outstanding at end of period                 83,289      13,490
ING HARD ASSETS
(Fund first available during June 1998)
AUV at beginning of period                                                $14.28      $18.34
AUV at end of period                                                      $17.37      $14.28
Number of accumulation units outstanding at end of period                 54,852      23,848
ING INTERNATIONAL
(Fund first available during April 1996)
AUV at beginning of period                                                $10.29       $9.90      $10.28       $10.00
AUV at end of period                                                      $15.57      $10.29       $9.90       $10.28
Number of accumulation units outstanding at end of period              3,737,771   4,170,416   3,909,438    2,025,705
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during June 1998)
AUV at beginning of period                                                $24.50      $23.72
AUV at end of period                                                      $30.11      $24.50
Number of accumulation units outstanding at end of period                118,846      68,343
ING LIMITED MATURITY BOND
(Fund first available during August 1998)
AUV at beginning of period                                                $16.77      $16.41
AUV at end of period                                                      $16.72      $16.77
Number of accumulation units outstanding at end of period              2,225,986   2,627,993
ING LIQUID ASSETS
(Fund first available during August 1998)
AUV at beginning of period                                                $14.33      $14.14
AUV at end of period                                                      $14.79      $14.33
Number of accumulation units outstanding at end of period              3,594,722   2,338,381
ING MARSICO GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $16.29      $13.03      $11.42       $10.00
AUV at end of period                                                      $28.62      $16.29      $13.03       $11.42
Number of accumulation units outstanding at end of period              6,813,472   5,276,364   4,326,092    1,238,349
ING MFS MID CAP GROWTH
(Fund first available during October 1994)
AUV at beginning of period                                                $22.43      $18.52      $15.70       $13.21      $10.35
AUV at end of period                                                      $39.59      $22.43      $18.52       $15.70      $13.21
Number of accumulation units outstanding at end of period              5,971,726   5,924,179   4,824,912    2,602,724     759,597
ING MFS TOTAL RETURN
(Fund first available during October 1994)
AUV at beginning of period                                                $17.72      $16.10      $13.51       $12.05       $9.81
AUV at end of period                                                      $18.06      $17.72      $16.10       $13.51      $12.05
Number of accumulation units outstanding at end of period             11,904,647  12,496,328   9,244,010    4,354,338   1,312,565
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1994)
AUV at beginning of period                                                $22.89      $18.87      $15.93       $13.10       $9.72
AUV at end of period                                                      $28.04      $22.89      $18.87       $15.93      $13.10
Number of accumulation units outstanding at end of period             13,175,088  14,188,265  10,839,609    4,845,240   1,255,752


                                       A2

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

                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
ING PIMCO CORE BOND
(Fund first available during October 1994)
AUV at beginning of period                                                $13.12      $12.71      $11.86       $11.74      $11.79
AUV at end of period                                                      $13.57      $13.12      $12.71       $11.86      $11.74
Number of accumulation units outstanding at end of period                648,873     772,032     872,902      594,128     594,326
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                $10.00
AUV at end of period                                                      $10.82
Number of accumulation units outstanding at end of period                561,347
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                $11.71       $8.55      $11.65       $11.59      $10.00
AUV at end of period                                                      $12.45      $11.71       $8.55       $11.65      $11.59
Number of accumulation units outstanding at end of period                450,071     545,676     514,966      577,461     301,680
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                $10.45       $8.07      $10.63       $11.26      $10.00
AUV at end of period                                                      $11.32      $10.45       $8.07       $10.63      $11.26
Number of accumulation units outstanding at end of period                293,846     325,880     325,164      356,036     261,822
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 1997)
AUV at beginning of period                                                $34.52      $27.96      $28.22       $26.04      $21.65
AUV at end of period                                                      $39.69      $34.52      $27.96       $28.22      $26.04
Number of accumulation units outstanding at end of period              1,088,181   1,130,633   1,227,501    1,063,959     859,960
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during June 1998)
AUV at beginning of period                                                $25.24      $20.45      $23.90       $23.91      $21.47
AUV at end of period                                                      $28.60      $25.24      $20.45       $23.90      $23.91
Number of accumulation units outstanding at end of period                345,538     292,013     253,526      239,292     119,922
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 1997)
AUV at beginning of period                                                 22.94      $18.19      $21.65       $24.94      $25.83
AUV at end of period                                                      $25.81       22.94      $18.19       $21.65      $24.94
Number of accumulation units outstanding at end of period              1,769,408   1,987,591   2,188,290    2,517,254   2,837,674
ING VAN KAMPEN REAL ESTATE
(Fund first available during June 1998)
AUV at beginning of period                                                $38.11      $28.06      $28.40       $26.64      $20.62
AUV at end of period                                                      $51.76      $38.11      $28.06       $28.40      $26.64
Number of accumulation units outstanding at end of period                241,125     215,861     207,524      130,768      93,265
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                 $6.63       $5.21       $7.02        $8.75      $10.00
AUV at end of period                                                       $7.15       $6.63       $5.21        $7.02       $8.75
Number of accumulation units outstanding at end of period                 91,034      85,081      65,581       42,505      26,433
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                 $5.46       $4.27       $6.30        $7.85      $10.00
AUV at end of period                                                       $5.88       $5.46       $4.27        $6.30       $7.85
Number of accumulation units outstanding at end of period                186,102      93,918      88,519       77,059      23,361

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
ING PIMCO CORE BOND
(Fund first available during October 1994)
AUV at beginning of period                                                $13.09      $11.87      $11.96       $11.55      $10.06
AUV at end of period                                                      $11.79      $13.09      $11.87       $11.96      $11.55
Number of accumulation units outstanding at end of period                767,498     946,714   1,002,889      705,870     311,689
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 1997)
AUV at beginning of period                                                $20.53      $19.66      $17.40
AUV at end of period                                                      $21.65      $20.53      $19.66
Number of accumulation units outstanding at end of period                763,936     779,994     430,012
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during June 1998)
AUV at beginning of period                                                $21.94      $21.36
AUV at end of period                                                      $21.47      $21.94
Number of accumulation units outstanding at end of period                128,090      43,654
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 1997)
AUV at beginning of period                                                $22.61      $20.09      $16.36
AUV at end of period                                                      $25.83      $22.61      $20.09
Number of accumulation units outstanding at end of period              2,969,224   2,936,234   1,561,703
ING VAN KAMPEN REAL ESTATE
(Fund first available during June 1998)
AUV at beginning of period                                                $21.74      $24.06
AUV at end of period                                                      $20.62      $21.74
Number of accumulation units outstanding at end of period                 35,910      11,546
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period


                                       A3

EquiSelect - 134809

                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                $10.35       $8.05      $10.23       $11.72      $13.13
AUV at end of period                                                      $11.31      $10.35       $8.05       $10.23      $11.72
Number of accumulation units outstanding at end of period                456,599     555,024     803,496      746,623     745,666

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                $11.11      $10.00
AUV at end of period                                                      $13.13      $11.11
Number of accumulation units outstanding at end of period                621,032     573,723


                                       A4

EquiSelect - 134809

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" and "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

--------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------------------------
FORMER FUND NAME                                   CURRENT FUND NAME
--------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio     ING Capital Guardian U.S. Equities Portfolio
--------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio           ING Capital Guardian Small/Mid Cap Portfolio
--------------------------------------------------------------------------------------------------
ING Developing World Portfolio                     ING JPMorgan Emerging Markets Equity Portfolio
--------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio                          ING Global Resources Portfolio
--------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                         ING Oppenheimer Main Street Portfolio
--------------------------------------------------------------------------------------------------
ING VP Bond Portfolio                              ING VP Intermediate Bond Portfolio
--------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                  ING VP Global Equity Dividend Portfolio
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" and "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


LIST OF FUND NAME CHANGES
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
ING Capital Guardian Large Cap Value Portfolio                    ING Capital Guardian U.S. Equities Portfolio
ING Capital Guardian Small Cap Portfolio                          ING Capital Guardian Small/Mid Cap Portfolio
ING Developing World Portfolio                                    ING JPMorgan Emerging Markets Equity Portfolio
ING Hard Assets Portfolio                                         ING Global Resources Portfolio
ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
ING VP Bond Portfolio                                             ING VP Intermediate Bond Portfolio
ING VP Worldwide Growth Portfolio                                 ING VP Global Equity Dividend Portfolio


Equi-Select                                      B1

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING INVESTORS TRUST
  7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
ING AIM MID CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. Normally, invests at least 80%
INVESTMENT ADVISER:  Directed Services, Inc.                      of its assets in securities of mid-capitalization
INVESTMENT SUBADVISER: A I M Capital Management, Inc.             companies. May also invest up to 25% in foreign securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                             Seeks long-term total return. Invests in common stocks of
    (Class S)                                                     middle capitalization companies. Normally invests
    INVESTMENT ADVISER: Directed Services, Inc.                   substantially all of its assets in high-quality common
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      stocks that the subadviser expects to increase in value.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research and Management        "master fund" which is Class 2 shares of the Growth Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests
                                                                  primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth
                                                                  Fund is designed for investors seeking long-term capital
                                                                  appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER: ING Investments, LLC                      income over time. The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER: Capital Research and Management        fund" which invests all of its assets in the "master fund"
                                                                  Company which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income
                                                                  Fund is designed for investors seeking both capital
                                                                  appreciation and income.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research and Management       in the "master fund" which is Class 2 shares of the
    Company                                                       International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         May invest up to 100% of its total assets in securities
                                                                  traded in securities markets outside the United States.
                                                                  Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------



Equi-Select                                      B2

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
                                                                  Seeks long-term capital appreciation. Invests at least 80%
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      of its assets in equity securities of small/mid
   (Class S)                                                      capitalization ("small/mid-cap") companies.
   (formerly ING Capital Guardian Small Cap Portfolio)
   INVESTMENT ADVISER:  Directed Services, Inc.
   INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
                                                                  Seeks long-term growth of capital and income. Invests,
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      under normal market conditions, at least 80% of its assets
   (Class S)                                                      in equity and equity-related securities of issuers located
   (formerly ING Capital Guardian Large Cap Value Portfolio)      in the United States.
   INVESTMENT ADVISER:  Directed Services, Inc.
   INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                     Seeks capital appreciation. Dividend income is a secondary
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective. Normally invests at least 80% of its assets in
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  Normally invests at 80% of its assets in the
    INVESTMENT ADVISER: Directed Services, Inc.                   equity securities of healthcare companies.  May invest in
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   well as small- and medium-sized companies.
    Inc.                                                          securities of relatively well-known and large companies as
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO                                     Seeks long-term capital growth. Invests primarily in common
    (Class S)                                                     stocks and securities convertible into common stocks
    INVESTMENT ADVISER: Directed Services, Inc.                   of U.S. companies across all market capitalizations.  May
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   invest up to 25% of its assets in foreign securities.
    Inc.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO                           Seeks long-term growth of capital. Normally invests
    (Class S)                                                     primarily in common stocks and normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of assets in securities of companies with medium market
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     capitalizations.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING FMRSM EARNINGS GROWTH PORTFOLIO                               Seeks growth of capital over the long term. Normally
    (Class S)                                                     invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks long-term capital
    (formerly ING Hard Assets Portfolio)                          appreciation. Normally invests at least 80% of its assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in the equities of producers of commodities.
    INVESTMENT SUBADVISER: ING Investment Management Co.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B3

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO* (Class S)               Seeks long-term growth of capital. Invests, under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, at least 80% of its net assets plus any
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   borrowings for investment purposes (measured at time of
                                                                  purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service
     * Goldman Sachs TollkeeperSM is a service mark of Goldman    companies that adopt or use technology to improve cost
       Sachs & Co.                                                structure, revenue opportunities, and/or competitive
                                                                  advantage.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. Invests, under normal circumstances, at least
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          80% of its net assets (plus borrowings for investment
                                                                  purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. Normally invests at least
    (Class S)                                                     80% of its net assets (plus any borrowings for investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  purposes) in attractively valued equity securities of
    INVESTMENT SUBADVISER: Jennison Associates, LLC               companies with current or emerging earnings growth it
                                                                  believes to be not fully appreciated or recognized by the
                                                                  market.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)          Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.    invest to a lesser extent in debt securities of issuers in countries with emerging markets. May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Class S)                                                     market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States. Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B4

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          A non-diversified portfolio that seeks long-term growth of capital. Normally invests in equity securities, including
    INVESTMENT ADVISER:  Directed Services, Inc.                  foreign securities, that offer the potential for capital
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     growth. May also invest in companies with market
                                                                  capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO                         Seeks growth of capital and some current income.  Invests
                                                                  in a combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 80% in equity securities and 20% in fixed
                                                                  income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO                                    Seeks growth of capital and current income.  Invests in a
                                                                  combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO                           Seeks growth of capital and current income.  Invests in a
                                                                  combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO                                  Seeks growth of capital and a low to moderate level of
                                                                  current income.  Invests in a combination of underlying
    INVESTMENT  ADVISER: ING                                      Investments,  LLC funds according to a fixed formula that
                                                                  over time should reflect an allocation of approximately 65%
                                                                  in equity securities and 35% in fixed income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)       Seeks long-term growth of capital. Invests primarily (no
    INVESTMENT ADVISER:  Directed Services, Inc.                  less than 65% of its total assets) in common stocks of
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        foreign companies that are selected for their long-term
                                                                  growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B5

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. Invests primarily in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified portfolio consisting of equity securities that
    INVESTMENT SUBADVISER: Mercury Advisors                       it believes are undervalued relative to its assessment of
                                                                  the current or prospective condition of the issuer.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MERCURY LARGECAP GROWTH PORTFOLIO                             Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                     its assets in equity securities of large capitalization
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies located in the United States believed to have
    INVESTMENT SUBADVISER: Mercury Advisors                       good prospects for earnings growth.  These securities will be selected from companies that are included in the Russell
                                                                  1000(R) Growth Index. May invest up to 10% of its total
                                                                  assets in securities issued by foreign companies. Normally will invest a portion of its assets in short-term debt
                                                                  securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies") which it believes have above-average growth potential.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MFS UTILITIES PORTFOLIO (Class S)                             A non-diversified portfolio that seeks capital growth and
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. Normally invests at least 80% of its net
    INVESTMENT SUBADVISER: Massachusetts Financial Services       assets in equity and debt securities of domestic and
    Company                                                       foreign (including emerging markets) companies in the
                                                                  utilities industry.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
    (formerly ING MFS Research Portfolio)                         Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B6

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER:  Pacific Investment Management         invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc.,
                                                                  Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities,
                                                                  determined at the time of investment.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Class S)                              Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                     Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
----------------------------------------------------------------- -------------------------------------------------------------
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ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital.  Secondarily seeks
    (Class S)                                                     current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     lesser degree, invests in income producing securities such
    Inc.                                                          as debt securities, and may also invest in securities of
                                                                  foreign issuers.
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----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and money market instruments. May invest up to 25% of its net assets in foreign equity securities.
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----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
----------------------------------------------------------------- -------------------------------------------------------------
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


Equi-Select                                      B7

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
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                       Seeks to maximize total return over the long term by
    INVESTMENT ADVISER:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    INVESTMENT SUBADVISER: UBS Global Asset Management            instruments and other investments. Allocates its assets
    (Americas) Inc.                                               among the following classes, or types, of investments:
                                                                  stocks, bonds, and short-term money market debt obligations.
----------------------------------------------------------------- -------------------------------------------------------------
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ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Class S)                                                     circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard
                                                                  & Poor's or by Moody's Investors Service, Inc.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING PARTNERS, INC.
  151 Farmington Avenue, Hartford, CT  06156-8962
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
                                                                  Seeks capital appreciation. Invests primarily (at least 80%
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              of total assets under normal circumstances) in securities
    INVESTMENT ADVISER: Directed Services, Inc.                   of smaller companies with market values under $2.5 billion
    INVESTMENT SUBADVISER: Bamco, Inc.                            as measured at the time of purchase.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B8

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----------------------------------------------------------------- -------------------------------------------------------------
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: Directed Services, Inc.                   diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities convertible into common stocks. May invest principally in common stocks having significant potential for capital appreciation
                                                                  emphasizing stocks of larger companies. May also invest a
                                                                  portion of assets in stocks of mid-sized companies, and up to 25% of assets in stocks of foreign issuers, depending
                                                                  upon market conditions. May also invest in derivative
                                                                  instruments.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER:                                           of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER:  OppenheimerFund Inc.                  without limit in foreign securities in any country, including countries with emerging markets. Currently emphasizes
                                                                  investments in developed markets such as the United States,
                                                                  Western European countries and Japan. May invest in
                                                                  companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the United States).
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
                                                                  Seeks long-term growth of capital and future income. Under
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           normal circumstances, invests at least 80% of net assets
    (Service Class)                                               (plus borrowings for investment purposes, if any) in equity
    INVESTMENT ADVISER:                                           securities of U.S. large capitalization companies.
    INVESTMENT SUBADVISER: UBS Global Asset Management            Investments in equity securities may include
                                                                  dividend-paying securities, common stock and preferred
                                                                  stock.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER:                                           equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B9

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
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER:                                           appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio management and to mitigate risks.
----------------------------------------------------------------- -------------------------------------------------------------
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ING VARIABLE INSURANCE TRUST
   7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                           Seeks growth of capital with dividend income as a secondary
 (formerly ING VP Worldwide Growth Portfolio)                     consideration. Normally invests at least 80% of assets in
   INVESTMENT ADVISER: ING Investments, LLC                       equity securities of dividend paying companies. At least
   INVESTMENT SUBADVISER: ING Investment Management               Advisors 65% of assets will be invested in equity securities of B.V. issuers in at least three countries, one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging
                                                                  securities markets when the fund's subadviser believes they present attractive investment opportunities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
  7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER:  ING Investment                        Index), while maintaining a market level of risk.  Invests
    Management Co.,                                               at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
                                                                  Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT ADVISOR:  ING Investments, LLC                     while maintaining a market level of risk.  Invests at least
    INVESTMENT SUBADVISER:  ING Investment Management Co.         80% of assets in stocks included in the S&P MidCap 400
                                                                  Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in  derivatives.
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


Equi-Select                                      B10

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----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)
    INVESTMENT ADVISOR:  ING Investments, LLC                     Seeks to outperform the total return performance of the Standard
    INVESTMENT SUBADVISER:  ING Investment Management Co.         & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 600 Index. The subadviser's objective is to overweight those stocks in the S&P 600 Index that it believes will outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index. May invest in derivatives.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
  7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal conditions,
    INVESTMENT ADVISER:  ING Investments, LLC                     invests at least 80% of assets in equity
    INVESTMENT SUBADVISER:  ING Investment Management Co.         securities and equity equivalent securities of companies
                                                                  principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks,
                                                                  warrants and convertible securities. May invest in initial public offerings.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER:  ING Investment Management Co.         lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000
                                                                  Growth Index.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                      Seeks to maximize total return consistent with reasonable
    INVESTMENT ADVISER:  ING Investments, LLC                     risk, through investment in a diversified portfolio
    INVESTMENT SUBADVISER:  ING Investment                        consisting primarily of debt securities. It is anticipated
    Management Co.,                                               that capital appreciation and investment income will both
                                                                  be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an
                                                                  equivalent rating by a nationally recognized statistical
                                                                  rating organization, or of comparable quality if unrated.
                                                                  May also invest in: preferred stocks; high quality money
                                                                  market instruments; municipal bonds; debt securities of
                                                                  foreign issuers; mortgage- and asset-backed securities; and
                                                                  options and futures contracts involving securities,
                                                                  securities indices and interest rates. Although the
                                                                  portfolio may invest in high yield debt securities rated
                                                                  below investment grade, it seeks to maintain a minimum
                                                                  average portfolio quality of at least investment grade.
----------------------------------------------------------------- -------------------------------------------------------------
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FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
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


Equi-Select                                      B11

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----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)            Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &   Research Co.      primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research Co.       exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500SM Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
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LIBERTY VARIABLE INSURANCE TRUST
  600 Atlantic Avenue, Boston, MA  02210
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
----------------------------------------------------------------- -------------------------------------------------------------
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


                                      B12

EquiSelect - 134809

THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:

ING Alliance Mid Cap Growth Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Assets Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Real Estate Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Small Company Portfolio

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio
ING FMR(SM) Earnings Growth Portfolio
ING Fundamental Research Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING Jennison Equity Opportunities Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Asset Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING Mercury Focus Value Portfolio
ING Mercury Large Cap Growth Portfolio
ING MFS Capital Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Growth Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP International Equity Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Value Opportunity Portfolio

THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIO CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIO.



                                      B13

EquiSelect - 134809

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).


                                       C1

EquiSelect - 134809

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa


EquiSelect - 134809                                                   04/29/2005